Schedule of Investments (unaudited) June 30, 2019	iShares® Residential Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 33.2%
CareTrust REIT Inc.	137,989	$3,281,378
Community Healthcare Trust Inc.	26,081	1,027,852
Global Medical REIT Inc.	44,933	471,797
HCP Inc.	673,072	21,524,843
Healthcare Realty Trust Inc.	186,435	5,839,144
Healthcare Trust of America Inc., Class A	298,381	8,184,591
LTC Properties Inc.	57,294	2,616,044
Medical Properties Trust Inc.	573,112	9,995,073
National Health Investors Inc.	60,992	4,759,206
New Senior Investment Group Inc.	120,922	812,596
Omega Healthcare Investors Inc.	312,938	11,500,472
Physicians Realty Trust	270,451	4,716,665
Sabra Health Care REIT Inc.	260,744	5,134,049
Senior Housing Properties Trust	341,916	2,827,645
Universal Health Realty Income Trust	18,727	1,590,484
Ventas Inc.	447,217	30,567,282
Welltower Inc.	506,069	41,259,806

		156,108,927

Residential REITs — 49.0%
American Campus Communities Inc.	200,194	9,240,955
American Homes 4 Rent, Class A	376,510	9,152,958
Apartment Investment & Management Co., Class A	216,375	10,844,715
AvalonBay Communities Inc.	173,848	35,322,437
Bluerock Residential Growth REIT Inc.	31,008	364,344
BRT Apartments Corp.	13,880	196,124
Camden Property Trust	136,753	14,275,646
Clipper Realty Inc.	21,044	235,272
Equity LifeStyle Properties Inc.	125,534	15,232,296
Equity Residential	456,753	34,676,688
Essex Property Trust Inc.	81,683	23,845,718
Front Yard Residential Corp.	72,228	882,626
Independence Realty Trust Inc.	131,425	1,520,587
Investors Real Estate Trust	17,203	1,009,300

Security	Shares	Value

Residential REITs (continued)
Invitation Homes Inc.	618,614	$16,535,552
Mid-America Apartment Communities Inc.	166,412	19,596,677
NexPoint Residential Trust Inc.	27,346	1,132,124
Preferred Apartment Communities Inc., Class A	63,260	945,737
Sun Communities Inc.	123,767	15,865,692
UDR Inc.	409,059	18,362,658
UMH Properties Inc.	51,233	635,802

		229,873,908

Specialized REITs — 17.3%
CubeSmart	275,514	9,213,188
Extra Space Storage Inc.	181,134	19,218,317
Life Storage Inc.	67,966	6,462,207
National Storage Affiliates Trust	83,142	2,406,130
Public Storage	183,473	43,697,765

		80,997,607

Total Common Stocks — 99.5% (Cost: $420,543,064)		466,980,442

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(a)(b)	593,029	593,029

Total Short -Term Investments — 0.1% (Cost: $593,029)		593,029

Total Investments in Securities — 99.6% (Cost: $421,136,093)		467,573,471

Other Assets, Less Liabilities — 0.4%		2,057,007

Net Assets — 100.0%		$469,630,478

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	1,052,643	(459,614)	593,029	$593,029	$4,450	$—	$—

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
DJ U.S. Real Estate	75	09/20/19	$2,597	$(3,901)

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Residential Real Estate ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$466,980,442	$—	$—	$466,980,442
Money Market Funds	593,029	—	—	593,029

	$467,573,471	$—	$—	$467,573,471

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,901)	$—	$—	$(3,901)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2